OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	OTHER INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2012	2013
Cost:

Know-how	$1,082	$1,451
Patents	3,490	3,272
Technology	18	507
Customer relationships	-	416
Backlog	-	348

	4,590	5,994
Accumulated amortization:

Know-how	1,082	1,451
Patents	3,326	3,156
Technology	11	90
Customer relationships	-	101
Backlog	-	301

	4,419	5,099

Other intangibles, net	$171	$895

b.	Amortization expenses related to intangible assets amounted to $ 48, $ 45 and $ 507 for the years ended December 31, 2011, 2012 and 2013, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2014	$329
2015	216
2016	143
2017	96
2018 and thereafter	111

$895